UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2026 to August 31, 2026

Commission File Number of Issuing Entity: 333-251538-01

Central Index Key Number of Issuing Entity: 0001833494

WF CARD ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-251538

Central Index Key Number of Depositor: 0001833590

WF CARD FUNDING, LLC

(Depositor)

(Exact name of depositor as specified in its charter)

Central Index Key Number of Sponsor: 0000740906

WELLS FARGO BANK, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Kristine Kinzle

WF Card Funding, LLC

550 S Tryon Street, Floor 18

D1086-180

Charlotte, North Carolina 28202

(866) 263-3059

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	94-1347393
(State or other jurisdiction of incorporation)	(IRS Employer Identification No.)

WF Card Issuance Trust c/o WF Card Funding, LLC 550 S Tryon Street, Floor 18 D1086-180 Charlotte, North Carolina (Address of principal executive offices of the issuing entity)	28202 (Zip Code)

Registrant’s telephone number, including area code (866) 263-3059

N/A

(Former name or address, if changed since last report)

	Registered/ reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
WFCardSeries Class A(2024-1) Notes	☐	☐	☒
WFCardSeries Class A(2024-2) Notes	☐	☐	☒
WFCardSeries Class A(2025-1) Notes	☐	☐	☒
WFCardSeries Class A(2026-1) Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

Note: The registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports) and has been subject to such filing requirements since March 1, 2024, the issuance date for its first class of Notes subject to such filing requirements.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Response to Item 1 is set forth in Exhibit 99.1

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

The most current information or material update to this item, as of the end of the monthly distribution period to which this report relates, was previously reported by WF Card Issuance Trust (“WFCIT”) (Central Index Key (CIK) number 0001833494, Commission File Number 333-251538-01). See prospectus dated April 21, 2026 relating to WFCIT’s Class A (2026-1) filed on April 23, 2026 (the “Prospectus”).

Item 10. Exhibits

Exhibit No.	Description

99.1	WFCardSeries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WF Card Issuance Trust
(Issuing Entity)

Date: Sep 15, 2026	By:	WF Card Funding, LLC
as Depositor

/s/ Andres Solis
Name: Andres Solis
Title: Treasurer